INCOME TAX (Restated, see Note 2) - Reconciliation of federal income tax rate (Details)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
US statutory rate	21.00%	21.00%		21.00%	21.00%
Change in fair value of warrants				(0.40%)	(1.20%)
Valuation allowance				(38.20%)	(28.20%)
Effective income tax rate				(8.50%)	19.10%
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
US statutory rate			21.00%
Change in fair value of warrants			(17.10%)
Transaction costs incurred in connection with warrant liabilities			(0.90%)
Valuation allowance			(3.00%)
Effective income tax rate			0.00%